Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents

11.Cash and cash equivalents

	At December 31,
(in thousands of $)	2022	2021	2020
Money market funds	$669,147	$997,092	$858,291
Term accounts	54,116	95,090	61,356
Cash and bank balances	77,477	242,494	297,156
Total cash and cash equivalents	$800,740	$1,334,676	$1,216,803

Cash and cash equivalents may comprise of cash and bank balances, saving accounts, term accounts with an original maturity not exceeding 3 months and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value.

Cash positions are invested with preferred financial partners, which are mostly considered to be high quality financial institutions with sound credit ratings to reduce credit risk.

On December 31, 2022, the cash and cash equivalents included $237.1 million (€222.3 million) held in EUR, and $59.0 million (£49.1 million) held in GBP which could generate a foreign currency exchange gain or loss in our financial results in accordance with the fluctuations of the USD/EUR and USD/GBP exchange rates as the Company’s functional currency is USD.

Please also refer to Note 26 for more information on the financial risk management.